Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		$ (757,192)	$ (881,723)		$ (884,507)
Statement of income		197,453	105,308		158,513
Exchange variation		(28,755)	18,404		45,541
Other Adjustments	[1]	3,098	819		(201,270)
Balance		(585,396)	(757,192)		(881,723)
Tax losses and negative basis of social contribution [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		649,164	431,501		361,006
Statement of income		154,719	200,298		90,950
Exchange variation		36,289	16,863		(20,455)
Other Adjustments	[1]		502
Balance		840,172	649,164		431,501
Expected credit losses on trade accounts receivable [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		31,572	26,259		21,418
Statement of income		4,869	3,903		6,424
Exchange variation		1,645	1,410		(1,583)
Other Adjustments	[1]
Balance		38,086	31,572		26,259
Provisions for contingencies [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		94,153	97,506		96,790
Statement of income		(19,037)	(9,963)		7,555
Exchange variation		3,724	6,610		(6,839)
Other Adjustments	[1]
Balance		78,840	94,153		97,506
Present value adjustment [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		11,326	8,165		5,680
Statement of income		(4,401)	2,625		2,529
Exchange variation		723	536		(44)
Other Adjustments	[1]
Balance		7,648	11,326		8,165
Tax credits [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		13,196	13,438		9,817
Statement of income		10,480	(225)		3,603
Exchange variation		(19)	36
Other Adjustments	[1]	28	(53)		18
Balance		23,685	13,196		13,438
Labor accident accruals [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		6,139	39,203		40,262
Statement of income		1,788	(33,065)		(1,058)
Exchange variation			1		(1)
Other Adjustments	[1]
Balance		7,927	6,139		39,203
Pension plan [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		10,485	21,677		33,686
Statement of income		3,700	(5,487)		(2,673)
Exchange variation		(17)	17		(12)
Other Adjustments	[1]	(2,212)	(5,722)		(9,324)
Balance		11,956	10,485		21,677
Trade accounts payable accrual [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		284,235	257,023		181,471
Statement of income		(12,388)	17,101		75,552
Exchange variation		5,665	10,111
Other Adjustments	[1]
Balance		277,512	284,235		257,023
Non-deductible interest [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		76,563	5,894		481
Statement of income		135,394	70,669		5,411
Exchange variation		1			2
Other Adjustments	[1]
Balance		211,958	76,563		5,894
Right of use assets [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		22,583	6,072		7,809
Statement of income		1,848	16,077		(1,391)
Exchange variation		986	434		(346)
Other Adjustments	[1]
Balance		25,417	22,583		6,072
Other temporary differences - assets [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		141,120	53,439		98,252
Statement of income		(16,514)			(40,107)
Exchange variation		(6,167)			(4,706)
Other Adjustments	[1]	5,955
Balance		124,394	141,120		53,439
Goodwill amortization [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(785,958)	(705,645)		(697,073)
Statement of income		(11,163)	(36,002)		(52,388)
Exchange variation		(54,719)	(44,311)		43,816
Other Adjustments	[1]
Balance		(851,840)	(785,958)		(705,645)
Present value adjustment - Trade accounts payable [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(8,105)	(6,015)		304
Statement of income		2,595	(1,716)		(6,497)
Exchange variation		(554)	(374)		178
Other Adjustments	[1]
Balance		(6,064)	(8,105)		(6,015)
Business combinations [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(441,428)	(473,415)		(323,680)
Statement of income		(16)	43,905		18,301
Exchange variation		(2,806)	(5,335)		9,158
Other Adjustments	[1]		(6,583)		(177,194)
Balance		(444,250)	(441,428)		(473,415)
Inventory valuation [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(109,703)	23,596		(97,093)
Statement of income		(97,383)	(133,299)		120,673
Exchange variation		1
Other Adjustments	[1]				16
Balance		(207,085)	(109,703)		23,596
Hedge operations [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		8,209	(27,002)	[2]	279	[2]
Statement of income		(32,815)	20,698		(16,565)	[2]
Exchange variation		(85)	620		3,895	[2]
Other Adjustments	[1]	(673)	13,893		(14,611)	[2]
Balance		(25,364)	8,209		(27,002)	[2]
Realization of other reserves [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(110,379)	(106,120)		(116,908)
Statement of income		3,223	3,156		2,846
Exchange variation		(8,484)	(7,415)		7,942
Other Adjustments	[1]
Balance		(115,640)	(110,379)		(106,120)
Accelerated depreciation and amortization [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(586,839)	(492,570)		(417,396)
Statement of income		72,554	(93,828)		(75,196)
Exchange variation			(441)		22
Other Adjustments	[1]
Balance		(514,285)	(586,839)		(492,570)
Other temporary differences - liabilities [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		(63,525)	(29,128)		(68,697)
Statement of income			(78,679)		25,222
Exchange variation		(4,938)	45,755		14,522
Other Adjustments	[1]		(1,473)		(175)
Balance		(68,463)	(63,525)		(29,128)
Rules for Animal Farming - Foreign Subsidiaries [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance			7,815
Statement of income
Exchange variation			(7,815)
Other Adjustments	[1]
Balance					7,815
Other Active Temporary Differences [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance		141,120	53,439
Statement of income			85,724
Exchange variation			1,702
Other Adjustments	[1]		255
Balance			141,120		53,439
Customer return accruals [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance			(33,416)		(32,679)
Statement of income			33,416		(737)
Exchange variation
Other Adjustments	[1]
Balance					(33,416)
Biological assets [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance			7,815		11,511
Statement of income					(3,695)
Exchange variation					(1)
Other Adjustments	[1]
Balance					7,815
Share-based payments [Member]
Income Taxes (Details) - Schedule of Deferred Tax Income and Social Contribution [Line Items]
Balance					253
Statement of income					(246)
Exchange variation					(7)
Other Adjustments	[1]
Balance

[1]	Changes in the deferred tax assets and liabilities that do not directly impact the statement of income. These adjustments refer mainly to: the direct subsidiary Brazservice Ltda. incorporated into the Group; deferred taxes on cash flow hedge transactions recognized in other comprehensive income, carried out by the subsidiary Seara Alimentos; and, gains associated with pension and other postretirement benefit obligations in the United States of America; and impacts related to the acquisitions of the King´s group in Italy and Rivalea in Australia.
[2]	The hedge and hedge accounting operations are demonstrated in footnote 27 — Risk management and financial instruments.